Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,005,000.00
Previously Paid Amount	0.00
Total Fee Amount	460.07
Total Offset Amount	0.00
Net Fee	460.07
Narrative - Max Aggregate Offering Price	$ 3,005,000.00
Final Prospectus	true